Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
American Funds Emerging Markets Bond Fund Class R-6 - REGGX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-6
Trading Symbol	REGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.55% *
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-5 - REGFX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-5
Trading Symbol	REGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 29	0.58% *
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-5E - REGJX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-5E
Trading Symbol	REGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.68% *
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-4 - REGEX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-4
Trading Symbol	REGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 44	0.89% *
*Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-3 - REGCX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-3
Trading Symbol	REGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 59	1.19% *
*Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-2E - REGHX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-2E
Trading Symbol	REGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.13% *
*Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-2 - REGBX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-2
Trading Symbol	REGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 76	1.53% *
*Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class R-1 - REGAX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-1
Trading Symbol	REGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 76	1.54% *
*Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FMEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.62% *
*Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FEBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 33	0.67% *
*Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CBNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 38	0.77% *
*Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-T
Trading Symbol	TMEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 37	0.74% *
*Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-E
Trading Symbol	CBNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 58	1.17% *
*Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-C
Trading Symbol	CBNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.72% *
*Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.72%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-A
Trading Symbol	CBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 48	0.96% *
*Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-3
Trading Symbol	EBNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.55% *
*Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-2
Trading Symbol	EBNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.65% *
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-1
Trading Symbol	EBNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 47	0.94% *
*Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class T - TEBMX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class T
Trading Symbol	TEBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.69% *
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class C - EBNCX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class C
Trading Symbol	EBNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.69% *
*Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.69%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions )	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Emerging Markets Bond Fund Class A - EBNAX
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class A
Trading Symbol	EBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Emerging Markets Bond Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93% *
*Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 2,351,000,000
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions)	$2,351
Total number of portfolio holdings	797
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized